Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Non Current Liabilities [Abstract]
Summary of Other Non-current Liabilities

Other non-current liabilities consist of the following at December 31 (in thousands):

	2018	2019
Equity-settled awards liability	$-	$12,139
Cash-settled awards liability	15,342	3,120
Employee severance liability	-	1,048
Other	-	148
Total non-current liabilities	$15,342	$16,455

Summary of Equity Settled Share Based Payment Plans

During the year ended December 31, 2019, the Group had four equity settled share based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	17,051,417
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

Summary of Movements on Share Options and Weighted Average Exercise Prices

Movements on the share options were as follows:

	2017	2018	2019
	Number of options	Number of options	Number of options
Options at beginning of year	17,522,365	32,307,010	44,218,814
Options granted	15,666,155	18,209,410	13,585,502
Options exercised	(198,525)	(3,032,571)	(7,503,814)
Options forfeited	(682,985)	(3,265,035)	(10,716,644)
Options at end of year	32,307,010	44,218,814	39,583,858
Options exercisable at end of year	12,551,425	16,830,409	10,360,642

Weighted average exercise prices were as follows:

	2017	2018	2019
Options at beginning of year	$2.01	$4.43	$6.15
Options granted	$7.10	$9.84	$8.94
Options forfeited	$6.71	$7.31	$5.70
Options exercised	$0.08	$2.38	$1.25
Options at end of year	$4.43	$6.15	$8.23
Options exercisable at year end	$1.59	$2.33	$6.40
Weighted average remaining contracted life of options outstanding at year end	8.00 years	9.54 years	9.79 years

Summary of Exercise Price of Options Outstanding
	2017	2018	2019
	Number of options	Number of options	Number of options
Exercise price of options outstanding at year end
$0.00 to $0.08	5,868,735	4,416,525	8,545,400
$0.09 to $0.56	5,581,825	2,126,540	27,340
$0.57 to $3.52	6,302,505	4,595,104	629,730
$3.53 to $5.73	8,589,445	6,257,690	3,225,120
$5.74 to $7.39	5,964,500	7,890,495	5,873,001
$7.40 to $20.00	-	18,932,460	17,402,097
$20.01 to $27.09	-	-	3,881,170
	32,307,010	44,218,814	39,583,858
Weighted average fair value of options granted in year	$2.41	$4.17	$15.54

Summary of Inputs in Black Scholes Model for Share Options Granted

Inputs in the Black Scholes model for share options granted during the year and prior year were as follows:

	2017	2018	2019
Black Scholes model
Weighted average share price	$9.87	$11.83	$21.73
Weighted average exercise price	$7.10	$9.84	$8.94
Average expected volatility	20%	23%	36%
Expected life	4 years	4 years	4 years
Risk free rate	1.85%	2.75%	2.15%
Expected dividends	$nil	$nil	$nil